OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of other current liabilities
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2025	2024
Accrued expenses	25,530	12,235
Deferred charter revenue	30,595	37,124
Other current liabilities	56	50
Provisions	132	135
Total other current liabilities	56,313	49,544